NONCONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2014
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	iKang	iKang	iKang	iKang		Shenzhen	Shanghai
	Zhejiang	Shanghai	Shanghai	Shanghai	Fujian	Hospital	Jianwei	Beijing		iKang
	BVI	Xikang Road	Gubei	Lujiazui	iKang	Management	Management	Jiandatong	MediFast	Changzhou	Total
Balance at April 1, 2011	$(383)	$1,516	$414	$254	$—	$(232)	$—	$—	$—	$—	$1,569
Change in effective ownership of iKang Zhejiang BVI	95	—	—	—	—	—	—	—	—	—	95
Capital contribution of non-controlling interest holder of iKang Zhejiang BVI	164	—	—	—	—	—	—	—	—	—	164
Addition of non-controlling interest in connection with establishment of Fujian iKang	—	—	—	—	305	—	—	—	—	—	305
Dividend distribution to non-controlling interest holder of iKang Shanghai Xikang Road	—	(420)	—	—	—	—	—	—	—	—	(420)
Share of profit (loss)	164	414	53	29	(107)	137	—	—	—	—	690
Purchase of non-controlling interest	—	(1,564)	—	(176)	—	29	—	—	—	—	(1,711)
Other comprehensive income	(65)	54	17	8	10	(8)	—	—	—	—	16
Balance at March 31, 2012	(25)	—	484	115	208	(74)	—	—	—	—	708
Share of profit	59	—	146	(1)	39	95	—	—	—	—	338
Other comprehensive income	(30)	—	9	2	3	—	—	—	—	—	(16)
Balance at March 31, 2013	4	—	639	116	250	21	—	—	—	—	1,030
Addition of non-controlling interest in connection with establishment of Beijing Jiandatong	—	—	—	—	—	—	—	82	—	—	82
Addition of non-controlling interest in connection with acquisition of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	—	—	—	—	172	—	—	—	172
Addition of non-controlling interest in connection with acquisition of MediFast	—	—	—	—	—	—	—	—	1,690	—	1,690
Addition of non-controlling interest in connection with establishment of iKang Changzhou	—	—	—	—	—	—	—	—	—	732	732
Dividend distribution to non-controlling interest holder of Shanghai Wangzu Guobin Medical Center Co., Ltd.	—	—	(44)	—	—	—	—	—	—	—	(44)
Share of profit (loss)	104	—	236	25	143	33	(9)	(36)	48	(225)	319
Purchase of non-controlling interest	—	—	—	(142)	—	—	—	—	—	—	(142)
Other comprehensive income	(2)	—	(7)	1	(4)	(1)	(2)	(1)	(1)	(4)	(21)
Balance at March 31, 2014	$106	$—	$824	$—	$389	$53	$161	$45	$1,737	$503	$3,818